UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10597

Tax-Managed Mid-Cap Core Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Tax-Managed Mid-Cap Core Portfolio                                                                                                as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.	18,200	$885,430
Expeditors International of Washington, Inc.	28,300	1,264,444
		$2,149,874
Airlines — 0.6%
SkyWest, Inc.	26,000	$580,060
		$580,060
Automobiles — 1.0%
Thor Industries, Inc.	25,000	$1,025,500
		$1,025,500
Capital Markets — 5.3%
Affiliated Managers Group, Inc. (1)	18,800	$2,124,400
Federated Investors, Inc., Class B	28,000	1,008,280
Nuveen Investments, Inc., Class A	21,000	1,283,940
SEI Investments Co.	44,600	1,215,796
		$5,632,416
Chemicals — 2.9%
Albemarle Corp.	35,200	$1,416,096
RPM International, Inc.	70,000	1,645,700
		$3,061,796
Commercial Banks — 3.8%
City National Corp.	22,000	$1,557,380
Cullen/Frost Bankers, Inc.	26,700	1,326,189
TCF Financial Corp.	45,000	1,106,550
		$3,990,119
Commercial Services & Supplies — 0.8%
FTI Consulting, Inc. (1)	21,000	$861,630
		$861,630
Computer Peripherals — 1.9%
Diebold, Inc.	38,500	$1,950,795
		$1,950,795
Construction & Engineering — 1.9%
Jacobs Engineering Group, Inc. (1)	33,000	$2,033,790
		$2,033,790
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	9,000	$1,233,000
		$1,233,000

Containers & Packaging — 1.4%
Sonoco Products Co.	40,300	$1,477,801
		$1,477,801
Diversified Consumer Services — 1.2%
Apollo Group, Inc., Class A (1)	21,500	$1,270,865
		$1,270,865
Electric Utilities — 1.4%
DPL, Inc.	56,600	$1,504,428
		$1,504,428
Electrical Equipment — 6.1%
AMETEK, Inc.	42,000	$1,638,840
Cooper Industries Ltd. Class A	35,200	1,862,784
Franklin Electric Co., Inc.	20,000	931,600
Genlyte Group, Inc. (The) (1)	10,000	695,700
Hubbell, Inc., Class B	23,000	1,325,950
		$6,454,874
Electronic Equipment & Instruments — 4.0%
Amphenol Corp., Class A	55,000	$1,884,300
CDW Corp. (1)	7,000	589,190
National Instruments Corp.	55,000	1,779,250
		$4,252,740
Energy Equipment & Services — 5.0%
FMC Technologies, Inc. (1)	29,000	$2,654,080
Grant Prideco, Inc. (1)	20,000	1,122,000
Tetra Technologies, Inc. (1)	52,000	1,446,120
		$5,222,200
Food & Staples Retailing — 1.0%
Ruddick Corp.	36,000	$1,000,800
		$1,000,800
Food Products — 2.2%
Corn Products International, Inc.	26,000	$1,160,120
Hormel Foods Corp.	35,000	1,204,700
		$2,364,820
Gas Utilities — 4.5%
AGL Resources, Inc.	41,100	$1,549,470
Piedmont Natural Gas Co., Inc.	61,200	1,419,228
Questar Corp.	34,000	1,750,660
		$4,719,358
Health Care Equipment & Supplies — 8.4%
Beckman Coulter, Inc.	11,400	$807,348
Biomet, Inc.	8,000	364,240

C.R. Bard, Inc.	15,800	$1,239,826
DENTSPLY International, Inc.	45,800	1,671,242
Mentor Corp.	24,000	944,400
Respironics, Inc. (1)	48,500	2,218,875
Varian Medical Systems, Inc. (1)	39,000	1,591,200
		$8,837,131
Health Care Providers & Services — 2.5%
Henry Schein, Inc. (1)	21,000	$1,141,140
Owens & Minor, Inc.	38,000	1,461,100
		$2,602,240
Hotels, Restaurants & Leisure — 3.4%
Applebee’s International, Inc.	43,000	$1,057,800
International Speedway Corp. Class A	25,200	1,206,828
Sonic Corp. (1)	63,850	1,319,141
		$3,583,769
Household Durables — 1.9%
Harman International Industries, Inc.	11,000	$1,276,000
Mohawk Industries, Inc. (1)	8,500	765,085
		$2,041,085
Insurance — 4.0%
Cincinnati Financial Corp.	21,000	$823,200
HCC Insurance Holdings, Inc.	45,000	1,317,600
Markel Corp. (1)	2,300	1,070,650
Protective Life Corp.	24,000	1,032,480
		$4,243,930
IT Services — 2.1%
Cognizant Technology Solutions Corp., Class A (1)	15,000	$1,214,700
Fiserv, Inc. (1)	20,200	998,284
		$2,212,984
Machinery — 4.0%
Donaldson Co., Inc.	35,000	$1,273,650
Dover Corp.	30,300	1,545,300
Graco, Inc.	34,200	1,403,568
		$4,222,518
Media — 2.5%
E.W. Scripps Co.	20,900	$856,273
Washington Post Co. (The), Class B	2,200	1,739,650
		$2,595,923
Metals & Mining — 0.6%
Commercial Metals Co.	20,000	$616,800
		$616,800

Multiline Retail — 1.0%
Family Dollar Stores, Inc.	37,000	$1,095,940
		$1,095,940
Multi-Utilities — 2.5%
NSTAR	40,000	$1,258,000
OGE Energy Corp.	42,300	1,402,245
		$2,660,245
Office Electronics — 1.2%
Zebra Technologies Corp. Class A (1)	36,275	$1,314,243
		$1,314,243
Oil, Gas & Consumable Fuels — 3.0%
Holly Corp.	35,000	$2,358,650
Peabody Energy Corp.	20,000	845,200
		$3,203,850
Pharmaceuticals — 0.7%
Mylan Laboratories, Inc.	47,000	$753,410
		$753,410
Real Estate Investment Trusts (REITs) — 1.2%
Developers Diversified Realty Corp.	25,300	$1,214,400
		$1,214,400
Semiconductors & Semiconductor Equipment — 1.4%
Microchip Technology, Inc.	42,050	$1,526,836
		$1,526,836
Software — 4.7%
ANSYS, Inc. (1)	36,200	$942,648
Citrix Systems, Inc. (1)	36,500	1,320,205
Fair Isaac Corp.	20,000	785,200
Jack Henry & Associates, Inc. Class A	78,500	1,885,570
		$4,933,623
Specialty Retail — 2.3%
O’Reilly Automotive, Inc. (1)	45,000	$1,498,950
Ross Stores, Inc.	32,500	940,225
		$2,439,175
Tobacco — 2.3%
Universal Corp./Richmond, VA	43,000	$2,374,030
		$2,374,030
Trading Companies & Distributors — 1.1%
MSC Industrial Direct Co., Inc., Class A	23,000	$1,156,670
		$1,156,670

Total Common Stocks (identified cost $81,427,633)	$104,415,668
Total Investments — 99.0% (identified cost $81,427,633)	$104,415,668
Other Assets, Less Liabilities — 1.0%	$1,092,497
Net Assets — 100.0%	$105,508,165

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$81,494,803
Gross unrealized appreciation	$23,965,457
Gross unrealized depreciation	(1,044,592)
Net unrealized appreciation	$22,920,865

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Mid-Cap Core Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	September 14, 2007

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer

Date:	September 14, 2007